Right-of-use Assets - Summary of Right Of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 8,782	€ 8,827
Depreciation for the year	1,836	1,659	€ 1,257
Ending Balance	26,168	8,782	8,827
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	13,005	11,387	9,235
Exchange rate differences	(117)	196	168
Additions	22,232	1,438	1,995
Disposals	(4,936)	(16)	(11)
Ending Balance	30,184	13,005	11,387
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	4,223	2,560	1,293
Exchange rate differences	(49)	13	17
Depreciation for the year	1,923	1,661	1,257
Disposals	(2,081)	(11)	(7)
Ending Balance	4,016	4,223	2,560
Real Estate Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	8,038	8,819
Ending Balance	24,755	8,038	8,819
Real Estate Leases [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	12,247	11,368	9,216
Exchange rate differences	(117)	196	168
Additions	21,472	688	1,995
Disposals	(4,928)	(5)	(11)
Ending Balance	28,675	12,247	11,368
Real Estate Leases [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	4,209	2,549	1,287
Exchange rate differences	(47)	13	17
Depreciation for the year	1,836	1,647	1,252
Disposals	(2,078)	0	(7)
Ending Balance	3,920	4,209	2,549
Other Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	744	8
Ending Balance	1,413	744	8
Other Leases [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	758	19	19
Exchange rate differences	0	0	0
Additions	760	750	0
Disposals	(8)	(11)	0
Ending Balance	1,509	758	19
Other Leases [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	14	11	6
Exchange rate differences	(2)	0	0
Depreciation for the year	87	14	5
Disposals	(3)	(11)	0
Ending Balance	€ 96	€ 14	€ 11